INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS
INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS

3.      INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS

Investment in equity securities, at fair value

MaxCyte Inc.

The Company had an equity investment in the common stock of MaxCyte, a publicly traded company. The fair value of this security was measured using its quoted market price, a Level 1 input, and was $3.9 million as of December 31, 2021 (see Note 19). In the fourth quarter of 2022, the Company sold all common stock of MaxCyte. The Company recognized losses of $1.4 million and gains of $1.1 million, respectively, through change in fair value of investments in the Company’s consolidated statements of operations and comprehensive loss for the years ended December 31, 2022 and 2021.

BioInvent International AB – ordinary shares

In October 2020, in conjunction with its license agreement entered into with BioInvent (see Note 1), a publicly traded company, CASI made a $6.3 million investment (equivalent to SEK 53.8 million) to acquire 1.2 million new shares (after 25:1 reverse stock split) of BioInvent, and 588,000 warrants, each warrant with a right to subscribe for 1 share (after 25:1 reverse stock split) in BioInvent within a period of five years. In the second quarter of 2022, the Company sold 275,000 ordinary shares of BioInvent.

The fair value of the ordinary shares was measured using its quoted market price, a Level 1 input (see Note 19). The Company recognized losses of $1.1 million, losses of $1.9 million and gains of $0.6 million for the ordinary shares of BioInvent, respectively, for the years ended December 31, 2023, 2022 and 2021. Gains (losses) on the Company’s investments in equity securities are recognized as changes in fair value of investments in the consolidated statements of operations and comprehensive loss.

The following table summarizes the Company’s investments in equity securities with readily determinable fair value as of December 31, 2023 and 2022, respectively:

		Gross
(In thousands)		unrealized	Aggregate fair
As of December 31, 2023	Cost	losses	value
BioInvent - ordinary shares	$4,337	$(2,662)	$1,675

		Gross
(In thousands)		unrealized	Aggregate fair
As of December 31, 2022	Cost	losses	value
BioInvent - ordinary shares	$4,337	$(1,574)	$2,763

Long-term investments

Long-term investments include long term investments measured at fair value or measurement alternative, and an equity method investment.

Long-term investments measured at fair value or measurement alternative

Long-term investments measured at fair value or measurement alternative as of December 31, 2023 and 2022 consisted of the following:

			Gross	Foreign
		Gross	unrealized	currency
As of December 31, 2023		unrealized	losses (including	translation	Carrying
(In thousands)	Cost	gains	impairment)	adjustment	amount
Investments measured at fair value
Available-for-sale debt securities:
Alesta Therapeutics B.V. - convertible loan	$261	$35	$—	$—	$296
Securities measured at fair value:
BioInvent International AB - warrants	656	—	(651)	—	5
Investments in equity securities using measurement alternative
Alesta Therapeutics B.V. - equity interests	2,250	—	(865)	—	1,385
Total	$3,167	$35	$(1,516)	$—	$1,686

			Gross	Foreign
		Gross	unrealized	currency
As of December 31, 2022		unrealized	losses (including	translation	Carrying
(In thousands)	Cost	gains	impairment)	adjustment	amount
Investments measured at fair value
Available-for-sale debt securities:
Alesta Therapeutics B.V. - convertible loan	$261	$20	$—	$—	$281
Securities measured at fair value:
BioInvent International AB - warrants	656	—	(492)	—	164
Cleave Therapeutics, Inc. - convertible loan	5,500	—	(5,018)	—	482
Investments in equity securities using measurement alternative
Alesta Therapeutics B.V. - equity interests	2,250	—	(865)	—	1,385
Total	$8,667	$20	$(6,375)	$—	$2,312

Juventas

In June 2019, in conjunction with its license agreement entered into with Juventas (see Note 1), the Company, through CASI Biopharmaceuticals, made an RMB 80 million ($11,788,000) investment in Juventas, a privately held, China-based company, in Juventas’ Series A plus equity, which represented a 16.327% equity interests on a fully diluted basis, and the right to appoint a non-voting board observer. The Company is entitled to substantive liquidation preference over the founding shareholders of Juventas. In addition, the Juventas’ founding shareholders provided a put option to the Company pursuant to which the Company can put the equity investment to the founding shareholders at a fixed return of 8% per annum upon occurrence of certain events. The investment in the equity interests of the Juventas and the investment in put option to the founding shareholders were accounted for as investments in equity securities using the measurement alternative at its cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer, as the fair value of the equity securities of Juventas is not readily determinable.

In September 2020, in conjunction with the Supplementary Agreement entered into with Juventas (see Note 1), the Company obtained additional Series A plus equity interests in Juventas with substantive liquidation preference over Juventas’ founding shareholders, resulting in the Company's equity ownership increasing to 16.45% (post-Juventas Series B financing) on a fully diluted basis. CASI Biopharmaceuticals is also entitled to appoint a director to Juventas’ board of directors. Juventas’ founding shareholders also provided a put option to the Company pursuant to which the Company can put the additional equity investment to the founding shareholders at RMB 70 million plus a fixed return of 8% per annum upon occurrence of certain events. The transaction closed on September 29, 2020.

Since the equity interests with substantive liquidation preference is not in-substance common stock, the investment in the additional equity interests of Juventas was accounted for as an investment in equity securities at transaction date fair value with a corresponding credit to other liabilities. The profit-sharing liability represents the Company’s obligation to pay an increased share of future profits pursuant to the Supplementary Agreement (see Note 1) which was conveyed by the Company in exchange for the additional equity interests in Juventas. The Company views this as a payment from a vendor that should reduce cost of revenues over the period of royalty payments. The long-term liability will be derecognized as payments are made on a systematic and rational basis representing the pattern in which the Company expects to settle the profit-sharing payment during the commercialization period of CNCT19.

The investments are measured using the measurement alternative at its cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer, as the fair value of the equity securities of Juventas is not readily determinable.

In October 2021, Juventas completed its Series C financing through which it raised capital of RMB 410 million ($63 million). Upon the completion of Juventas Series C financing, the Company’s equity ownership in Juventas decreased to 12.01% on a fully diluted basis. The Company determined the Series C financing represented an orderly transaction for a similar investment of the same issuer. The fair value of the Company’s equity interests in Juventas and the put option was RMB 205.6 million ($32.3 million) and nil on October 26, 2021, respectively. The Company recognized gain of fair value change for equity interests of RMB 35.2 million ($5.5 million) and loss of fair value change for put option of RMB1.4 million ($0.2 million), respectively, in its consolidated statements of operations and comprehensive loss for the year ended December 31, 2021, based on the price in the orderly transaction for newly issued equity interests of Juventas, which is further adjusted to reflect the differences between the newly issued equity interests of Juventas and the Company’s investment.

In September 2022, CASI Biopharmaceuticals entered into an equity transfer agreement (the “Equity Transfer Agreement”) with Shenzhen Jiadao Gongcheng Equity Investment Fund (Limited Partnership) (“Jiadao Gongcheng”), a third party limited partnership enterprise incorporated under the laws of China, pursuant to which CASI Biopharmaceuticals agreed to transfer to Jiadao Gongcheng all of its equity interest in Juventas in the amount of RMB 240.9 million (approximately $33.9 million). As of December 31, 2022, the transaction was completed and CASI Biopharmaceuticals received the total consideration in full.

BioInvent International AB – warrants

The fair value of the warrants of BioInvent was measured using observable market-based inputs other than quoted prices in active markets for identical assets, level 2 inputs (see Note 19). The Company uses the Black-Scholes-Merton valuation model to estimate the fair value of warrants. The fair value of the warrants was $4,533 as of December 31, 2023, with assumptions including an expected life of 1.91 years, an assumed volatility of 43.59%, and a risk-free interest rate of 2.29%. The fair value of the warrants was $0.2 million as of December 31, 2022, with assumptions including an expected life of 2.91 years, an assumed volatility of 46.87%, and a risk-free interest rate of 2.83%. The Company recognized for such warrants unrealized losses of $0.2 million, $0.4 million and $0.25 million, for the years ended December 31, 2023, 2022 and 2021, respectively.

Alesta Therapeutics B.V. (previously Black Belt Tx Limited)

In April 2019, in conjunction with its license agreement the Company entered into with Black Belt (see Note 1), the Company made a 2 million euros ($2,249,600) equity investment in the ordinary shares of a newly established, privately held UK Company, Black Belt Tx Limited (“Black Belt Tx”), representing a 14.1% equity interest with the right to appoint a non-voting board observer. Because the Company does not have significant influence over operating and financial policies of Black Belt Tx, and the equity interests do not yet have readily determinable fair value, the investment in Black Belt Tx is stated at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment.

In July 2021, Alesta Therapeutics B.V. (“Alesta Tx”) was incorporated as the parent company holding all shares of Black Belt Tx with same ownership structure as Black Belt Tx. CASI obtained 14.1% equity interest in Alesta Tx in exchange for its 14.1% equity interest in Black Belt Tx. In July 2021, a new investor contributed 750,000 euros to Alesta Tx in exchange for 770,270 newly issued common stocks, representing 8.3% of the fully diluted capital. Upon the completion of the capital contribution, the Company’s equity ownership in Alesta Tx was diluted from 14.1% to 12.9% with a fair value of $1,385,000, indicating an impairment of equity investment in Black Belt Tx. The Company recorded impairment of $865,000 representing the difference between the fair value of the investment and its carrying amount during the year ended December 31, 2021.

In July 2021, the Company entered into a three-year convertible loan agreement with Alesta Tx (the “Alesta Tx Loan”) in the amount of 217,166 euros ($261,000) with a non-compounding annual interest rate of 6% payable, together with the principal balance, at maturity. In the event that Black Belt Tx, on or prior to the maturity date, completes an equity financing round of at least 10,000,000 euros ($11.9 million), then the outstanding principal amount shall be automatically converted into such shares at 80% of the price per share issued divided by a compensating factor based on the number of years that the Black Belt Tx Loan has been outstanding. The investment in convertible loan is accounted for as investment in debt securities as available-for-sale instrument.

Cleave Therapeutics, Inc.

In March 2021, in conjunction with its license agreement entered into with Cleave (see Note 1), CASI made a $5.5 million investment in Cleave through a three-year convertible note with an annual interest rate of 3% payable at maturity. The principal balance is also due at maturity. The proceeds will support and advance Cleave’s programs and general operations.

In the event that Cleave, on or prior to the maturity date, completes an equity financing round of preferred stock of at least $10.0 million, then the outstanding principal amount and accrued interest shall be automatically converted into such shares at 80% of the price per share issued. The investment in the convertible loan is designated an investment measured at fair value through profit or loss.

On July 18, 2023, the Company entered into an assignment agreement with Cleave, pursuant to which the Company obtained a repayment in the amount of USD $1 million and agreed to terminate the outstanding convertible promissory note. As a result, the Company recognized gain from extinguishment of investment in a convertible loan in amount of $474,000 in “other income”. The Company recognized loss of fair value change of $5.1 million and gain of fair value change of $76,000 for the years ended December 31, 2022 and 2021, respectively.

Equity method investment

Investment in Precision Autoimmune Therapeutics Co., Ltd., (“PAT”)

In May 2022, CASI China entered into an agreement for the investment in PAT in the amount of RMB 20.0 million (approximately $3.0 million) in cash during PAT’s first equity financing. CASI China has paid all the consideration in June 2022. Upon consummation of such equity financing, CASI China will hold 15% equity interests of PAT and will hold one of the three board seats. According to the agreement, CASI China assumes profit or loss of PAT from the date when agreement was signed.

The investment is accounted for under the equity method as CASI China does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee through its board representation. The Company recognized its share of loss of the equity method investment net of income tax, in the amount of $48,000 and $0.8 million, respectively, for the years ended December 31, 2023 and 2022. Additionally, due to PAT’s slow business progress and delay of financing, Company recognized an impairment of this investment of $2.0 million in 2023.